Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	Mar. 28, 2025 $ / $	Dec. 31, 2024 MXN ($) $ / shares $ / SFr $ / $ $ / €	Dec. 31, 2024 USD ($) $ / shares $ / SFr $ / $ $ / €	Dec. 31, 2024 EUR (€) $ / shares $ / SFr $ / $ $ / €	Dec. 31, 2024 CHF (SFr) $ / shares $ / SFr $ / $ $ / €	Dec. 31, 2023 MXN ($) $ / $ $ / shares $ / SFr $ / €	Dec. 31, 2023 USD ($) $ / $ $ / shares $ / SFr $ / €	Dec. 31, 2023 EUR (€) $ / $ $ / shares $ / SFr $ / €	Dec. 31, 2023 CHF (SFr) $ / $ $ / shares $ / SFr $ / €	Dec. 31, 2022 $ / $
Financial Risk Management
Foreign exchange rate		20.8691	20.8691	20.8691	20.8691	16.9325	16.9325	16.9325	16.9325	19.476
Assets		$ 251,657,896				$ 262,670,257
Liabilities		139,962,271				127,997,824
Foreign currency risk | U.S. Dollar
Financial Risk Management
Risk exposure on assets		$ 27,519,414	$ 1,318,668			$ 23,150,639	$ 1,367,231
Foreign exchange rate | $ / $	20.4089	20.8691	20.8691	20.8691	20.8691	16.9325	16.9325	16.9325	16.9325
Risk exposure on liabilities		$ 82,269,874	$ 3,942,186			$ 67,677,729	$ 3,996,913
Foreign currency risk | U.S. Dollar | Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
Risk exposure associated with instruments		44,005,755	$ 2,108,700			43,000,795	$ 2,539,500
Foreign currency risk | Euros
Financial Risk Management
Risk exposure on assets		$ 712,729		€ 32,919		$ 598,651		€ 31,976
Foreign exchange rate | $ / €		21.651	21.651	21.651	21.651	18.7219	18.7219	18.7219	18.7219
Risk exposure on liabilities		$ 78,507		€ 3,626		$ 338,623		€ 18,087
Foreign currency risk | Swiss francs
Financial Risk Management
Risk exposure on assets		$ 5,048			SFr 219	$ 38,133			SFr 1,891
Foreign exchange rate | $ / SFr		23.0485	23.0485	23.0485	23.0485	20.1657	20.1657	20.1657	20.1657
Risk exposure on liabilities		$ 945			SFr 41	$ 2,864			SFr 142
Foreign currency risk | Other currencies
Financial Risk Management
Risk exposure on assets						3,383
Risk exposure on liabilities						$ 854
Assets		15
Liabilities		$ 80